INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 441
2021	431
2022	321
2023	330
Amortized cost	$ 1,523	$ 2,434